UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

205 Hudson Street, 7th floor

New York, New York 10013

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

205 Hudson Street, 7th floor

New York, New York 10013

(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1633 Broadway, 31st Floor

New York, NY 10019

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

GraniteShares ETF Trust

Semi-Annual Report

December 31, 2018

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

GraniteShares HIPS US High Income ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other communications electronically. You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to continue receiving paper copies of your shareholder reports and for information about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

GraniteShares ETF Trust

1

Shareholder Expense Example (Unaudited)

December 31, 2018

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at July 1, 2018 and held for the entire period ended December 31, 2018.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Annualized Expense Ratio for the Period	Expenses Paid During the Period(1)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Actual	$1,000.00	$885.20	0.25%	$1.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Actual	$1,000.00	$778.20	0.35%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
GraniteShares HIPS US High Income ETF
Actual	$1,000.00	$899.90	0.70%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

(1) Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six month period).

See accompanying notes to consolidated financial statements.

2

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

December 31, 2018 (unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 100.6%(a)
U.S. Treasury Bill, 2.20%, 01/03/19	$3,300,000	$3,299,794
U.S. Treasury Bill, 2.22%, 01/03/19(b)	25,000	24,998
U.S. Treasury Bill, 2.21%, 01/10/19(b)	2,910,000	2,908,546
U.S. Treasury Bill, 2.22%, 01/10/19(b)	575,000	574,713
U.S. Treasury Bill, 2.21%, 01/17/19	2,800,000	2,797,334
U.S. Treasury Bill, 2.22%, 01/17/19(b)	250,000	249,762
U.S. Treasury Bill, 2.25%, 01/17/19(b)	2,000,000	1,998,096
U.S. Treasury Bill, 2.27%, 01/24/19(b)	2,300,000	2,296,792
U.S. Treasury Bill, 2.28%, 01/24/19(b)	200,000	199,721
U.S. Treasury Bill, 2.29%, 01/24/19(b)	100,000	99,861
U.S. Treasury Bill, 2.30%, 01/24/19	1,000,000	998,605
U.S. Treasury Bill, 2.31%, 01/31/19(b)	1,200,000	1,197,791
U.S. Treasury Bill, 2.33%, 01/31/19(b)	3,000,000	2,994,478
U.S. Treasury Bill, 2.32%, 02/07/19(b)	4,200,000	4,190,093
U.S. Treasury Bill, 2.34%, 02/14/19	450,000	448,715
U.S. Treasury Bill, 2.35%, 02/14/19	2,920,000	2,911,664
U.S. Treasury Bill, 2.32%, 02/21/19(b)	610,000	607,999
U.S. Treasury Bill, 2.33%, 02/21/19(b)	1,400,000	1,395,406
U.S. Treasury Bill, 2.34%, 02/21/19	1,500,000	1,495,078
U.S. Treasury Bill, 2.36%, 02/28/19	1,500,000	1,494,356
U.S. Treasury Bill, 2.38%, 02/28/19(b)	1,450,000	1,444,545
U.S. Treasury Bill, 2.39%, 02/28/19	400,000	398,495
U.S. Treasury Bill, 2.36%, 03/07/19(b)	1,500,000	1,493,663
U.S. Treasury Bill, 2.38%, 03/07/19(b)	1,320,000	1,314,424
U.S. Treasury Bill, 2.40%, 03/07/19(b)	1,150,000	1,145,142
U.S. Treasury Bill, 2.42%, 03/07/19(b)	250,000	248,944
U.S. Treasury Bill, 2.38%, 03/14/19	1,450,000	1,443,197
U.S. Treasury Bill, 2.39%, 03/14/19	2,500,000	2,488,272
U.S. Treasury Bill, 2.40%, 03/28/19	3,000,000	2,983,239
U.S. Treasury Bill, 2.41%, 03/28/19(b)	850,000	845,251
U.S. Treasury Bill, 2.41%, 04/04/19	1,000,000	993,812
U.S. Treasury Bill, 2.42%, 04/04/19	2,000,000	1,987,625
U.S. Treasury Bill, 2.44%, 04/04/19	570,000	566,473
U.S. Treasury Bill, 2.45%, 04/04/19(b)	175,000	173,917
U.S. Treasury Bill, 2.40%, 04/11/19	145,000	144,044
U.S. Treasury Bill, 2.42%, 04/11/19	2,000,000	1,986,814

Total United States Treasury Obligations (Cost $51,840,932)		51,841,659

Total Investments – 100.6% (Cost $51,840,932)		51,841,659
Liabilities in Excess of Other Assets – (0.6)%		(333,127)
Net Assets – 100.0%		$51,508,532

(a)	Represents zero coupon bonds. Rates shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited., a wholly-owned subsidiary of the Fund. See Note 2.

See accompanying notes to consolidated financial statements.

3

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

December 31, 2018 (unaudited)

At December 31, 2018, open futures contracts were as follows:

					Value/	Value/
Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Brent Crude(a)	65	1/31/2019	Long	$3,497,000	$–	$(1,009,780)
Coffee ‘C’(a)	31	3/19/2019	Long	1,184,006	–	(161,437)
Copper(a)	51	3/27/2019	Long	3,354,525	–	(120,650)
Corn(a)	200	3/14/2019	Long	3,750,000	–	(71,687)
Cotton No. 2(a)	21	3/07/2019	Long	758,100	–	(76,745)
Crude Oil(a)	69	2/20/2019	Long	3,154,680	–	(442,320)
Gasoline RBOB(a)	28	2/28/2019	Long	1,542,912	–	(180,004)
Gold 100 OZ(a)	52	2/26/2019	Long	6,662,760	303,940	–
KC Hard Red Winter Wheat(a)	34	3/14/2019	Long	830,875	–	(44,675)
Lean Hogs(a)	42	2/14/2019	Long	1,024,380	–	(4,520)
Live Cattle(a)	52	2/28/2019	Long	2,576,600	98,370	–
LME Nickel(a)	(20)	1/14/2019	Short	(1,274,700)	19,140	–
LME Nickel(a)	20	1/14/2019	Long	1,274,700	–	(234,630)
LME Nickel(a)	21	3/18/2019	Long	1,345,869	–	(18,978)
LME Primary Aluminum(a)	45	1/14/2019	Long	2,050,594	–	(255,894)
LME Primary Aluminum(a)	(45)	1/14/2019	Short	(2,050,594)	108,450	–
LME Primary Aluminum(a)	47	3/18/2019	Long	2,171,400	–	(110,450)
LME Zinc(a)	21	1/14/2019	Long	1,303,312	–	(75,206)
LME Zinc(a)	(21)	1/14/2019	Short	(1,303,313)	55,219	–
LME Zinc(a)	21	3/18/2019	Long	1,297,013	–	(54,459)
Natural Gas(a)	168	2/26/2019	Long	4,789,680	–	(1,918,680)
NY Harbour ULSD(a)	25	2/28/2019	Long	1,753,395	–	(176,005)
Silver(a)	24	3/27/2019	Long	1,864,800	141,155	–
Soybean(a)	71	3/14/2019	Long	3,177,250	–	(109,438)
Soybean Meal(a)	54	3/14/2019	Long	1,673,460	–	(24,590)
Soybean Oil(a)	78	3/14/2019	Long	1,303,380	–	(58,596)
Sugar #11(a)	120	2/28/2019	Long	1,616,832	–	(33,230)
Wheat (CBD)(a)	87	3/14/2019	Long	2,189,138	–	(72,213)
Total Futures Contracts				$51,518,054	$726,274	$(5,254,187)
Net Unrealized Appreciation (Depreciation)						$(4,527,913)

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited., a wholly-owned subsidiary of the Fund. See Note 2.

See accompanying notes to consolidated financial statements.

4

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

December 31, 2018 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$51,841,659	$–	$–	$51,841,659
Other Investments
Futures	726,274	–	–	726,274
Total	$52,567,933	$–	$–	$52,567,933
Liability Valuation Inputs
Other Investments
Futures	$5,254,187	$–	$–	$5,254,187
Total	$5,254,187	$–	$–	$5,254,187

As of December 31, 2018, there were no Level 3 investments held in the Fund.

See accompanying notes to consolidated financial statements.

5

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

December 31, 2018 (unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 98.2%(a)
U.S. Treasury Bill, 2.20%, 01/03/19	$700,000	$699,956
U.S. Treasury Bill, 2.21%, 01/10/19	1,000,000	999,500
U.S. Treasury Bill, 2.22%, 01/17/19(b)	50,000	49,952
U.S. Treasury Bill, 2.27%, 01/24/19	600,000	599,163
U.S. Treasury Bill, 2.31%, 01/31/19(b)	200,000	199,632
U.S. Treasury Bill, 2.33%, 02/07/19	700,000	698,349
U.S. Treasury Bill, 2.34%, 02/14/19	50,000	49,857
U.S. Treasury Bill, 2.35%, 02/14/19	180,000	179,486
U.S. Treasury Bill, 2.32%, 02/21/19(b)	65,000	64,787
U.S. Treasury Bill, 2.34%, 02/21/19(b)	200,000	199,344
U.S. Treasury Bill, 2.38%, 02/28/19(b)	50,000	49,812
U.S. Treasury Bill, 2.39%, 02/28/19	100,000	99,624
U.S. Treasury Bill, 2.38%, 03/07/19(b)	130,000	129,451
U.S. Treasury Bill, 2.40%, 03/07/19(b)	190,000	189,197
U.S. Treasury Bill, 2.38%, 03/14/19(b)	400,000	398,123
U.S. Treasury Bill, 2.41%, 04/04/19	200,000	198,763

Total United States Treasury Obligations (Cost $4,804,896)		4,804,996

Total Investments – 98.2% (Cost $4,804,896)		4,804,996
Other Assets in Excess of Liabilities – 1.8%		86,439
Net Assets – 100.0%		$4,891,435

(a)	Represents zero coupon bonds. Rates shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares GSCI Cayman Limited., a wholly-owned subsidiary of the Fund. See Note 2.

At December 31, 2018, open futures contracts were as follows:

					Value/	Value/
Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
GOLDMAN SACHS Index(a)	52	1/16/2019	Long	$4,878,250	$-	$(445,514)

(a)	A portion or all of the security is owned by GraniteShares GSCI Cayman Limited., a wholly-owned subsidiary of the Fund. See Note 2.

See accompanying notes to consolidated financial statements.

6

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (continued)

December 31, 2018 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$4,804,996	$–	$–	$4,804,996
Total	$4,804,996	$–	$–	$4,804,996
Liability Valuation Inputs
Other Investments
Futures	$445,514	$–	$–	$445,514
Total	$445,514	$–	$–	$445,514

As of December 31, 2018, there were no Level 3 investments held in the Fund.

See accompanying notes to consolidated financial statements.

7

GraniteShares ETF Trust

Consolidated Statements of Assets and Liabilities

December 31, 2018 (Unaudited)

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Assets:
Investments at cost	$51,840,932	$4,804,896
Investments at value	$51,841,659	$4,804,996
Cash	503,596	1,089,456
Due from broker	4,202,031	532,843
Unrealized appreciation on open futures contracts	726,274	—
Total Assets	57,273,560	6,427,295
Liabilities:
Distributions to shareholders	499,719	1,088,275
Advisory fees payable	11,122	2,071
Unrealized depreciation on open futures contracts	5,254,187	445,514
Total Liabilities	5,765,028	1,535,860
Net Assets	$51,508,532	$4,891,435

Net Assets Consist of:
Paid-in capital	$58,412,045	$6,743,720
Distributable earnings/accumulated (loss)	(6,903,513)	(1,852,285)
Net Assets	$51,508,532	$4,891,435

Shares Outstanding	2,252,000	252,000
Net Asset Value per share	$22.87	$19.41

See accompanying notes to consolidated financial statements.

8

GraniteShares ETF Trust

Consolidated Statements of Operations

December 31, 2018

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
	Six Months Ended December 31, 2018 (Unaudited)	Six Months Ended December 31, 2018 (Unaudited)
Investment Income:
Interest	$472,471	$77,732
Total Investment Income	472,471	77,732
Expenses:
Advisory fees	57,580	13,613
Tax fees	57	57
Trustees’ fees	1,502	1,502
CCO fees	4,468	1,571
Total Expenses	63,607	16,743
Expense Reimbursement	(5,970)	(3,073)
Net Expenses	57,637	13,670
Net Investment Income	414,834	64,062
Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(37)	(69)
Futures contracts	(2,436,981)	(1,416,848)
Net realized loss	(2,437,018)	(1,416,917)
Net change in unrealized appreciation (depreciation) on:
Investments	164	87
Futures contracts	(3,808,102)	(616,664)
Net change in unrealized appreciation (depreciation)	(3,807,938)	(616,577)
Net Realized and Unrealized Loss	(6,244,956)	(2,033,494)
Net Decrease in Net Assets Resulting from Operations	$(5,830,122)	$(1,969,432)

See accompanying notes to consolidated financial statements.

9

GraniteShares ETF Trust

Consolidated Statements of Changes in Net Assets

December 31, 2018

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF		GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
Operations:
Net investment income	$414,834	$184,940	$64,062	$47,678
Net realized gain (loss)	(2,437,018)	643,990	(1,416,917)	838,635
Net change in unrealized gain (loss)	(3,807,938)	(714,209)	(616,577)	153,369
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,830,122)	114,721	(1,969,432)	1,039,682

Distributions to shareholders	(499,719)	(20,807)*	(1,088,275)	(6,519	)*

From share transactions:
Proceeds from sales of shares	27,786,730	28,816,954	1,570,375	8,175,050
Cost of shares redeemed	—	(1,346,661)	(1,304,358)	(3,938,162)
Net increase in net assets resulting from share transactions	27,786,730	27,470,293	266,017	4,236,888
Total Increase (Decrease) in net assets	21,456,889	27,564,207	(2,791,690)	5,270,051

Net Assets:
Beginning of year/period	30,051,643	2,487,436	7,683,125	2,413,074
End of year/period	$51,508,532	$30,051,643 **	$4,891,435	$7,683,125	**

Changes in Shares Outstanding:
Shares outstanding, beginning of year/period	1,152,000	102,000	252,000	102,000
Shares sold	1,100,000	1,100,000	50,000	300,000
Shares redeemed	—	(50,000)	(50,000)	(150,000)
Shares outstanding, end of year/period	2,252,000	1,152,000	252,000	252,000

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $145,591 and $1,034,492, respectively.

See accompanying notes to consolidated financial statements.

10

GraniteShares ETF Trust

Consolidated Financial Highlights

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30, 2018	For the Period May 19, 2017(a) to June 30, 2017
Operating Performance:
Net asset value, beginning of year/period	$26.09		$24.39	$25.00
Net investment income(b)	0.23		0.32	0 .01
Net realized and unrealized gain (loss)(c)	(3.23)		1.43	(0.62)
Total gain (loss) from investment operations	(3.00)		1.75	(0.61)
Less distributions from:
Net investment income	(0.22)		(0.05)	—
Net asset value, end of year/period	$22.87		$26.09	$24.39
Total Return(d)	(11.48	)%(e)	7.19%	(2.46	)%(e)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year/period (in 000’s)	$51,509		$30,052	$2,487
Ratio of net investment income to average net assets	1.80	%(f)	1.21%	0.49	%(f)
Ratio of operating expenses before waivers/reimbursements	0.28	%(f)	0.52%	1.85	%(f)
Ratio of net operating expenses net of waivers/reimbursements	0.25	%(f)	0.27%	0.30	%(f)
Portfolio turnover rate	—%		—%	—%

(a)	Commencement of operations.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Consolidated Statements of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	Total return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to consolidated financial statements.

11

GraniteShares ETF Trust

Consolidated Financial Highlights

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30, 2018	For the Period May 19, 2017(a) to June 30, 2017
Operating Performance:
Net asset value, beginning of year/period	$30.49		$23.66	$25.00
Net investment income(b)	0.24		0.28	0.01
Net realized and unrealized gain (loss)(c)	(7.00)		6.59	(1.35)
Total gain (loss) from investment operations	(6.76)		6.87	(1.34)
Less distributions from:
Net investment income	(4.32)		(0.04)	—
Net asset value, end of year/period	$19.41		$30.49	$23.66
Total Return(d)	(22.18	)%(e)	29.08%	(5.37	)%(e)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year/period (in 000’s)	$4,891		$7,683	$2,413
Ratio of net investment income to average net assets	1.65	%(f)	1.03%	0.45	%(f)
Ratio of operating expenses before waivers/reimbursements	0.43	%(f)	0.88%	2.12	%(f)
Ratio of net operating expenses net of waivers/reimbursements	0.35	%(f)	0.37%	0.40	%(f)
Portfolio turnover rate	—%		—%	—%

(a)	Commencement of operations.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Consolidated Statements of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	Total return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to consolidated financial statements.

12

GraniteShares ETF Trust

Notes to Consolidated Financial Statements

December 31, 2018 (unaudited)

1. ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). GraniteShares Advisors LLC (the “Adviser”) serves as investment adviser to the Funds. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The Trust is an open-end management investment company currently consisting of three investment series, of which two are presented below (each, a “Fund,” and collectively, the “Funds”) and presented herein. The remaining Fund in the Trust is presented separately.

Fund	Commencement of Operations
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	May 19, 2017
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	May 19, 2017

2. CONSOLIDATED SUBSIDIARY

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF invest in certain commodity-related investments through GraniteShares BCOM Cayman Limited and GraniteShares GSCI Cayman Limited respectively, wholly-owned subsidiaries (each, a “Subsidiary”, collectively, the “Subsidiaries”).

The following table reflects the net assets of each Subsidiary as a percentage of each Fund’s net assets at December 31, 2018:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$7,541,615	14.6%

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	GraniteShares GSCI Cayman Limited	$915,411	18.7%

3. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and The GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF, through their Subsidiaries, invest in a combination of exchange-listed commodity futures contracts in the normal course of pursuing their investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Funds and variation margin receivable or payable. Payments received or paid by the Funds adjust the variation margin accounts. When a contract is closed, the Funds record a realized gain or loss.

13

GraniteShares ETF Trust

Notes to Consolidated Financial Statements (continued)

December 31, 2018 (unaudited)

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at December 31, 2018 are listed in the Consolidated Schedules of Investments. As of December 31, 2018, the balance of margin deposited with the broker by the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF was $4,202,031, and $532,843, respectively, as presented on the Consolidated Statements of Assets and Liabilities as due from broker. At December 31, 2018, the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF had variation margin payable to the broker of $325,882, and the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF had variation margin receivable from broker in the amount of $87,329. The variation margin payable/receivable is represented by the difference between the balance of margin on deposit with the broker and the unrealized appreciation/depreciation on open futures contracts as of December 31, 2018.

4. SECURITIES VALUATION

Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

If a market quotation is not readily available or is deemed not to reflect market value, GraniteShares Advisors LLC, (the “Adviser”) determines the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

5. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

14

GraniteShares ETF Trust

Notes to Consolidated Financial Statements (continued)

December 31, 2018 (unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at December 31, 2018 is disclosed at the end of each Fund’s Consolidated Schedule of Investments.

6. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC, the investment adviser to the Fund, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Fund with overall responsibility for the portfolio management of the Fund, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to 0.25% per annum of the average daily net assets of the COMB Fund and 0.35% per annum of the average daily net assets of the COMG Fund, in each case calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature; (ix) any fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds’ Board of Trustees.

During the period ended December 31, 2018, the COMB Fund and the COMG Fund was reimbursed $15,287 and $7,048, respectively, through payments made from the Adviser.

GraniteShares Advisors LLC is the only related party involved with the operations of the Funds.

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Funds Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees: Foreside Fund Services, LLC. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

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GraniteShares ETF Trust

Notes to Consolidated Financial Statements (continued)

December 31, 2018 (unaudited)

Share Transactions

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. A Creation Unit consists of 50,000 shares. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

7. INVESTMENT TRANSACTIONS

There were no cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended December 31, 2018.

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

The following is the location and each Fund’s fair values of derivative investments disclosed, if any, in the Consolidated Statements of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2018:

Fund	Asset Derivatives:	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Unrealized appreciation on futures contracts	$726,274

Fund	Liability Derivatives:	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Unrealized depreciation on futures contracts	$5,254,187
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	Unrealized depreciation on futures contracts	445,514

The following is the location and the effect of derivative investments, if any, on each of the fund’s Consolidated Statements of Operations, categorized by primary market risk exposure during the period ended December 31, 2018:

Fund	Realized Gain (Loss):	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Futures contracts	$(2,436,981)
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	Futures contracts	(1,416,848)

Fund	Change in Unrealized Appreciation/(Depreciation):	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Futures contracts	$(3,808,102)
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	Futures contracts	(616,664)

The following is a summary of the average volume derivative activity for the period ended December 31, 2018:

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Futures contracts:
Average notional value of contracts	$48,175,055	$6,776,425

For the purpose of this calculation, the absolute value of quarterly outstanding notional amounts were used.

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GraniteShares ETF Trust

Notes to Consolidated Financial Statements (continued)

December 31, 2018 (unaudited)

9. FEDERAL INCOME TAX MATTERS

The Funds-intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the consolidated financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more than- likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$29,529,802	$1,598	$(1,035)	$563
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	7,499,309	376	(363)	13

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Management expects this risk of loss due to be remote.

11. PRINCIPAL RISKS

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

In the normal course of business, each Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

Fixed Income Securities: The Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The Fund’s Fixed Income Securities earn interest income for the Fund and can be used as collateral (also referred to as “margin”) for the Fund’s investments in Commodity Futures. The Fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

Commodity-linked derivative instruments: Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

●	Commodity Futures: The Funds expect to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures contract is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

The Funds’ prospectus contains additional information regarding risks associated with investments in the Funds.

12. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

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GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF

December 31, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS – 85.6%

Capital Markets – 16.4%
AllianceBernstein Holding LP(a)	808	$22,075
Apollo Global Management LLC, Class A(a)	3,401	83,461
Apollo Investment Corp.	577	7,155
Ares Capital Corp.	3,466	54,000
Ares Management Corp., Class A	1,274	22,652
Artisan Partners Asset Management, Inc., Class A	595	13,155
Barings BDC, Inc.	416	3,748
BlackRock Capital Investment Corp.	561	2,968
BlackRock TCP Capital Corp.	478	6,233
Blackstone Group LP (The)(a)	9,956	296,788
BrightSphere Investment Group PLC	652	6,963
Carlyle Group LP (The)(a)	2,886	45,454
Cohen & Steers, Inc.	177	6,075
Diamond Hill Investment Group, Inc.	27	4,035
Eaton Vance Corp.	950	33,421
Ellington Financial LLC(a)	228	3,495
Federated Investors, Inc., Class B	776	20,603
Franklin Resources, Inc.	2,452	72,726
FS KKR Capital Corp.	1,893	9,806
Goldman Sachs BDC, Inc.	325	5,974
Golub Capital BDC, Inc.	488	8,047
Hercules Capital, Inc.	777	8,586
Invesco Ltd.	3,406	57,016
Janus Henderson Group PLC (United Kingdom)	1,373	28,449
Legg Mason, Inc.	703	17,934
Main Street Capital Corp.	469	15,857
New Mountain Finance Corp.	562	7,070
Oaktree Capital Group LLC(a)	1,288	51,198
Oaktree Specialty Lending Corp.	957	4,048
Och-Ziff Capital Management Group LLC, Class A(a)	3,431	3,157
PennantPark Floating Rate Capital Ltd.	313	3,621
PennantPark Investment Corp.	558	3,554
Prospect Capital Corp.	2,513	15,857
Solar Capital Ltd.	337	6,467
TCG BDC, Inc.	488	6,051
TPG Specialty Lending, Inc.	398	7,200
Victory Capital Holdings, Inc., Class A*	549	5,611
Waddell & Reed Financial, Inc., Class A	637	11,517
Total Capital Markets		982,027
Diversified Financial Services – 0.0%†
Nuveen LLC, Escrow Shares*(b)	338	0
Energy Equipment & Services – 6.6%
Archrock, Inc.	900	$6,741
Helmerich & Payne, Inc.	765	36,674
Schlumberger Ltd.	9,655	348,352
USA Compression Partners LP(a)	257	3,336
Total Energy Equipment & Services		395,103
Equity Real Estate Investment – 36.3%(c)
Alexander & Baldwin, Inc.*(d)	544	9,999
Alexander's, Inc.(d)	31	9,447
American Campus Communities, Inc.(d)	1,119	46,315
Apple Hospitality REIT, Inc.(d)	1,747	24,912
Armada Hoffler Properties, Inc.(d)	405	5,694

See accompanying notes to financial statements.

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GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS (continued)

Equity Real Estate Investment (continued)
Brandywine Realty Trust(d)	1,455	$18,726
Brixmor Property Group, Inc.(d)	2,449	35,976
CatchMark Timber Trust, Inc., Class A(d)	396	2,812
Chesapeake Lodging Trust(d)	473	11,518
Colony Capital, Inc.(d)	4,019	18,809
CoreCivic, Inc.(d)	972	17,331
CorEnergy Infrastructure Trust, Inc.(d)	98	3,242
CoreSite Realty Corp.(d)	393	34,281
Corporate Office Properties Trust(d)	889	18,696
DiamondRock Hospitality Co.(d)	1,680	15,254
EPR Properties(d)	610	39,058
Equity Commonwealth(d)	995	29,860
Four Corners Property Trust, Inc.(d)	552	14,462
Front Yard Residential Corp.(d)	406	3,544
Gaming and Leisure Properties, Inc.(d)	1,632	52,730
GEO Group, Inc. (The)(d)	1,007	19,838
Gladstone Commercial Corp.(d)	233	4,175
Global Net Lease, Inc.(d)	628	11,065
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(d)	492	9,373
Highwoods Properties, Inc.(d)	845	32,693
Hospitality Properties Trust(d)	1,351	32,262
Host Hotels & Resorts, Inc.(d)	5,965	99,437
Independence Realty Trust, Inc.(d)	729	6,692
InfraREIT, Inc.(d)	319	6,705
Investors Real Estate Trust(d)	98	4,809
Iron Mountain, Inc.(d)	2,329	75,483
Jernigan Capital, Inc.(d)	151	2,993
Kimco Realty Corp.(d)	3,448	50,513
Kite Realty Group Trust(d)	654	9,215
Lexington Realty Trust(d)	1,702	13,973
Life Storage, Inc.(d)	384	35,708
Macerich Co. (The)(d)	849	36,745
MGM Growth Properties LLC, Class A(d)	2,180	57,574
Monmouth Real Estate Investment Corp., Class A(d)	757	9,387
National Storage Affiliates Trust(d)	725	19,184
One Liberty Properties, Inc.(d)	119	2,882
Outfront Media, Inc.(d)	1,130	20,476
Park Hotels & Resorts, Inc.(d)	1,629	42,321
Pebblebrook Hotel Trust(d)	1,396	39,521
Piedmont Office Realty Trust, Inc., Class A(d)	1,051	17,909
PotlatchDeltic Corp.(d)	519	16,421
Preferred Apartment Communities, Inc., Class A(d)	335	4,710
QTS Realty Trust, Inc., Class A(d)	421	15,598
Retail Opportunity Investments Corp.(d)	931	14,784
Retail Properties of America, Inc., Class A(d)	1,769	19,194
RLJ Lodging Trust(d)	1,424	23,354
Ryman Hospitality Properties, Inc.(d)	418	27,876
Simon Property Group, Inc.(d)	2,553	428,878
SITE Centers Corp.(d)	1,200	13,284
Spirit Realty Capital, Inc.(d)	702	24,746
STAG Industrial, Inc.(d)	932	23,188

See accompanying notes to financial statements.

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GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS (continued)

Equity Real Estate Investment (continued)
STORE Capital Corp.(d)	1,549	$43,852
Summit Hotel Properties, Inc.(d)	813	7,910
Sunstone Hotel Investors, Inc.(d)	1,841	23,951
Tanger Factory Outlet Centers, Inc.(d)	763	15,428
Taubman Centers, Inc.(d)	500	22,745
UMH Properties, Inc.(d)	282	3,339
Uniti Group, Inc.(d)	1,506	23,448
Urban Edge Properties(d)	945	15,706
VEREIT, Inc.(d)	7,850	56,128
Washington Real Estate Investment Trust(d)	649	14,927
Weingarten Realty Investors(d)	976	24,215
Weyerhaeuser Co.(d)	6,196	135,445
WP Carey, Inc.(d)	1,300	84,942
Xenia Hotels & Resorts, Inc.(d)	912	15,686
Total Equity Real Estate Investment		2,173,354

Mortgage Real Estate Investment – 8.2%
AGNC Investment Corp.(d)	4,271	74,913
Annaly Capital Management, Inc.(d)	10,637	104,455
Apollo Commercial Real Estate Finance, Inc.(d)	908	15,127
Arbor Realty Trust, Inc.(d)	724	7,291
ARMOUR Residential REIT, Inc.(d)	345	7,073
Blackstone Mortgage Trust, Inc., Class A(d)	992	31,605
Capstead Mortgage Corp.(d)	736	4,909
Chimera Investment Corp.(d)	1,523	27,140
Colony Credit Real Estate, Inc.(d)	1,025	16,185
Granite Point Mortgage Trust, Inc.(d)	351	6,329
Invesco Mortgage Capital, Inc.(d)	900	13,032
KKR Real Estate Finance Trust, Inc.(d)	229	4,385
Ladder Capital Corp.(d)	796	12,314
MFA Financial, Inc.(d)	3,672	24,529
New Residential Investment Corp.(d)	2,961	42,076
New York Mortgage Trust, Inc.(d)	1,269	7,475
PennyMac Mortgage Investment Trust(d)	495	9,217
Redwood Trust, Inc.(d)	673	10,142
Starwood Property Trust, Inc.(d)	2,244	44,229
TPG RE Finance Trust, Inc.(d)	343	6,270
Two Harbors Investment Corp.(d)	2,004	25,731
Total Mortgage Real Estate Investment		494,427

Oil, Gas & Consumable Fuels – 18.1%
Alliance Resource Partners LP(a)	738	12,797
Andeavor Logistics LP(a)	599	19,462
Antero Midstream Partners LP(a)	608	13,005
Black Stone Minerals LP(a)	1,142	17,678
Buckeye Partners LP(a)	1,055	30,584
CNX Midstream Partners LP(a)	198	3,223
Crestwood Equity Partners LP(a)	334	9,322
CVR Energy, Inc.	203	6,999
CVR Refining LP(a)	180	1,877
DCP Midstream LP(a)	618	16,371
Dominion Energy Midstream Partners LP(a)	424	7,649
Enable Midstream Partners LP(a)	296	4,005
Energy Transfer LP(a)	16,767	221,492
EnLink Midstream LLC	488	4,631
EnLink Midstream Partners LP(a)	2,436	26,820

See accompanying notes to financial statements.

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GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS (continued)

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Partners LP(a)	10,330	$254,015
EQM Midstream Partners LP(a)	462	19,981
Genesis Energy LP(a)	750	13,853
Holly Energy Partners LP(a)	312	8,911
Magellan Midstream Partners LP(a)	1,604	91,524
MPLX LP(a)	1,965	59,540
NGL Energy Partners LP(a)	826	7,921
Noble Midstream Partners LP(a)	253	7,297
NuStar Energy LP(a)	616	12,893
SemGroup Corp., Class A	489	6,738
Shell Midstream Partners LP(a)	855	14,031
Ship Finance International Ltd. (Norway)	636	6,697
Sunoco LP(a)	398	10,822
Tallgrass Energy LP, Class A	1,805	43,934
Targa Resources Corp.	1,599	57,596
TC PipeLines LP(a)	371	11,917
Viper Energy Partners LP(a)	905	23,566
Western Gas Equity Partners LP(a)	328	9,095
Western Gas Partners LP(a)	733	30,955
Total Oil, Gas & Consumable Fuels		1,087,201

Total Common Stocks (Cost $5,558,413)		5,132,112

INVESTMENT COMPANIES – 13.5%
Aberdeen Global Premier Properties Fund	696	3,466
Aberdeen Total Dynamic Dividend Fund	860	6,201
Advent Claymore Convertible Securities and Income Fund	283	3,549
AllianceBernstein Global High Income Fund, Inc.	699	7,360
AllianceBernstein National Municipal Income Fund, Inc.	231	2,802
AllianzGI Convertible & Income Fund	729	3,783
BlackRock California Municipal Income Trust	258	3,088
BlackRock Core Bond Trust	435	5,307
BlackRock Corporate High Yield Fund, Inc.	995	9,234
BlackRock Credit Allocation Income Trust	843	9,425
BlackRock Debt Strategies Fund, Inc.	424	4,142
BlackRock Enhanced Global Dividend Trust	552	5,172
BlackRock Floating Rate Income Strategies Fund, Inc.	300	3,570
BlackRock Income Trust, Inc.	517	2,916
BlackRock Limited Duration Income Trust	294	3,931
BlackRock Multi-Sector Income Trust	302	4,639
BlackRock Muni Intermediate Duration Fund, Inc.	307	3,884
BlackRock MuniAssets Fund, Inc.	291	3,745
BlackRock Municipal 2030 Target Term Trust	568	11,650
BlackRock Municipal Income Quality Trust	212	2,646

See accompanying notes to financial statements.

21

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value

INVESTMENT COMPANIES (continued)
BlackRock Municipal Income Trust	363	$4,425
BlackRock MuniHoldings California Quality Fund, Inc.	331	4,081
BlackRock MuniHoldings Investment Quality Fund	305	3,886
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	242	3,044
BlackRock MuniHoldings New York Quality Fund, Inc.	250	2,995
BlackRock MuniVest Fund, Inc.	524	4,328
BlackRock MuniYield California Quality Fund, Inc.	278	3,514
BlackRock MuniYield Fund, Inc.	380	4,758
BlackRock MuniYield Michigan Quality Fund, Inc.	239	2,968
BlackRock MuniYield New York Quality Fund, Inc.	319	3,675
BlackRock MuniYield Quality Fund III, Inc.	551	6,640
BlackRock MuniYield Quality Fund, Inc.	247	3,206
BlackRock Resources & Commodities Strategy Trust	771	5,443
BlackRock Taxable Municipal Bond Trust	458	9,627
Blackstone / GSO Strategic Credit Fund	361	4,863
Brookfield Real Assets Income Fund, Inc.	294	5,607
ClearBridge MLP & Midstream Fund, Inc.	576	5,996
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	235	5,125
Cohen & Steers REIT and Preferred Income Fund, Inc.	385	6,853
DoubleLine Income Solutions Fund	830	14,384
Dreyfus Strategic Municipal Bond Fund, Inc.	396	2,764
Dreyfus Strategic Municipals, Inc.	501	3,597
DWS Municipal Income Trust	319	3,286
Eaton Vance Floating-Rate Income Trust	326	4,127
Eaton Vance Limited Duration Income Fund	937	11,169
Eaton Vance Municipal Bond Fund	546	6,164
Eaton Vance Senior Floating-Rate Trust	299	3,752
Eaton Vance Tax-Advantaged Dividend Income Fund	597	11,337
Eaton Vance Tax-Advantaged Global Dividend Income Fund	629	8,517
First Trust High Income Long/Short Fund	282	3,745
First Trust Intermediate Duration Preferred & Income Fund	495	9,801
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	154	3,137
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	358	5,989
Gabelli Dividend & Income Trust (The)	667	12,206
Gabelli Equity Trust, Inc.	2,063	10,521
Gabelli Utility Trust	435	2,584

See accompanying notes to financial statements.

22

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value

INVESTMENT COMPANIES (continued)
Guggenheim Strategic Opportunities Fund	258	$4,714
Highland Floating Rate Opportunities Fund	589	7,539
India Fund, Inc. (The)	218	4,412
Invesco Advantage Municipal Income Trust II	357	3,524
Invesco California Value Municipal Income Trust	386	4,366
Invesco Dynamic Credit Opportunities Fund	602	6,183
Invesco Municipal Opportunity Trust	543	6,071
Invesco Municipal Trust	449	5,002
Invesco Quality Municipal Income Trust	428	4,802
Invesco Trust for Investment Grade Municipals	438	5,028
Invesco Value Municipal Income Trust	378	5,111
John Hancock Financial Opportunities Fund	152	4,245
John Hancock Preferred Income Fund	214	4,032
John Hancock Preferred Income Fund II	174	3,262
John Hancock Preferred Income Fund III	259	4,103
John Hancock Premium Dividend Fund	393	5,447
John Hancock Tax-Advantaged Dividend Income Fund	301	6,146
Kayne Anderson MLP/Midstream Investment Co.	802	11,035
Liberty All-Star Equity Fund	1,612	8,673
MainStay MacKay DefinedTerm Municipal Opportunities Fund	222	4,333
MFS Charter Income Trust	436	3,196
MFS Multimarket Income Trust	625	3,200
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	545	3,303
NexPoint Strategic Opportunities Fund	261	5,202
Nuveen AMT-Free Municipal Credit Income Fund	1,625	22,717
Nuveen AMT-Free Quality Municipal Income Fund	2,131	26,233
Nuveen California AMT-Free Quality Municipal Income Fund	386	4,894
Nuveen California Quality Municipal Income Fund	1,176	14,994
Nuveen Credit Strategies Income Fund	1,093	8,088
Nuveen Enhanced Municipal Value Fund	202	2,600
Nuveen Floating Rate Income Fund	465	4,292
Nuveen Floating Rate Income Opportunity Fund	388	3,500
Nuveen High Income November 2021 Target Term Fund	454	4,041
Nuveen Intermediate Duration Municipal Term Fund	384	4,754
Nuveen Mortgage Opportunity Term Fund	130	2,905
Nuveen Municipal Credit Income Fund	1,151	15,446
Nuveen Municipal High Income Opportunity Fund	518	6,029

See accompanying notes to financial statements.

23

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

December 31, 2018 (Unaudited)

Investments	Shares	Value

INVESTMENT COMPANIES (continued)
Nuveen Municipal Value Fund, Inc.	1,657	$15,360
Nuveen New Jersey Quality Municipal Income Fund	339	4,319
Nuveen New York AMT-Free Quality Municipal Income Fund	709	8,260
Nuveen New York Quality Municipal Income Fund	251	3,075
Nuveen Pennsylvania Quality Municipal Income Fund	304	3,709
Nuveen Preferred & Income Opportunities Fund	834	6,956
Nuveen Preferred & Income Securities Fund	1,634	13,529
Nuveen Preferred & Income Term Fund	182	3,680
Nuveen Quality Municipal Income Fund	1,628	20,415
Nuveen Real Asset Income and Growth Fund	225	3,067
Nuveen Taxable Municipal Income Fund	215	4,162
PGIM Global Short Duration High Yield Fund, Inc.	333	4,302
PGIM Short Duration High Yield Fund, Inc.	270	3,518
PIMCO Corporate & Income Opportunity Fund	678	10,400
PIMCO Corporate & Income Strategy Fund	317	4,720
PIMCO Dynamic Credit and Mortgage Income Fund	1,097	23,092
PIMCO Dynamic Income Fund	456	13,306
PIMCO High Income Fund	1,056	8,459
PIMCO Income Opportunity Fund	125	3,174
PIMCO Income Strategy Fund II	487	4,641
PIMCO Municipal Income Fund II	503	6,695
PIMCO Municipal Income Fund III	266	2,963
PIMCO Strategic Income Fund, Inc.	351	3,398
Putnam Managed Municipal Income Trust	455	3,058
Putnam Municipal Opportunities Trust	323	3,627
Reaves Utility Income Fund	404	11,890
Templeton Emerging Markets Income Fund	387	3,723
Templeton Global Income Fund	1,076	6,488
Tortoise Energy Infrastructure Corp.	399	7,940
Tortoise MLP Fund, Inc.	384	4,704
Tri-Continental Corp.	430	10,114
Voya Global Equity Dividend and Premium Opportunity Fund	787	4,612
Wells Fargo Income Opportunities Fund	545	3,940
Wells Fargo Multi-Sector Income Fund	257	2,850
Western Asset Emerging Markets Debt Fund, Inc.	488	5,998
Western Asset Global High Income Fund, Inc.	363	3,002
Western Asset High Income Fund II, Inc.	697	4,015
Western Asset Inflation-Linked Opportunities & Income Fund	497	5,045
Western Asset Managed Municipals Fund, Inc.	349	4,432

Total Investment Companies (Cost $862,181)		812,684

MONEY MARKET FUND – 1.0%

BlackRock Treasury Trust, 2.22%(e) (Cost $57,694)	57,694	57,694

Total Investments – 100.1% (Cost $6,478,288)		6,002,490
Liabilities in Excess of Other Assets – (0.1)%		(7,514)
Net Assets – 100.0%		$5,994,976

See accompanying notes to financial statements.

24

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

December 31, 2018 (Unaudited)

*	Non-income producing security.
†	Amount rounds to less than 0.1% of net assets.
(a)	Master Limited Partnership ("MLP")
(b)	Fair valued using significant unobservable inputs.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Real Estate Investment Trust ("REIT")
(e)	Rate shown reflects the 7-day yield as of December 31, 2018.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$5,132,112	$–	$–	(a)	$5,132,112
Investment Companies	812,684	–	–		812,684
Money Market Fund	57,694	–	–		57,694
Total	$6,002,490	$–	$–		$6,002,490

(a)	Includes securities determined to have no value at December 31, 2018.

See accompanying notes to financial statements.

25

GraniteShares ETF Trust

Statement of Assets and Liabilities

December 31, 2018 (Unaudited)

GraniteShares HIPS US High Income ETF
Assets:
Investments at cost	$6,478,288
Investments at value	$6,002,490
Securities sold receivable	1,467,767
Dividends receivable	39,219
Total Assets	7,509,476
Liabilities:
Payable to custodian	667
Securities purchased payable	1,467,098
Distributions to shareholders	43,000
Advisory fees payable	3,735
Total Liabilities	1,514,500
Net Assets	$5,994,976

Net Assets Consist of:
Paid-in capital	$7,237,037
Distributable earnings/accumulated (loss)	(1,242,061)
Net Assets	$5,994,976

Shares Outstanding	400,000
Net Asset Value per share	$14.99

See accompanying notes to financial statements.

26

GraniteShares ETF Trust

Statement of Operations

GraniteShares HIPS US High Income ETF
Six Months Ended December 31, 2018 (Unaudited)
Investment Income:
Dividends	$177,542
Total Investment Income	177,542
Expenses:
Advisory fees	26,661
Tax fees	43
Trustees’ fees	858
CCO fees	1,333
Total Expenses	28,895
Expense Reimbursement	(2,191)
Net Expenses	26,704
Net Investment Income	150,838
Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(355,295)
Distributions by other investment companies	167
In-Kind redemptions	44,750
Net realized loss	(310,378)
Net change in unrealized depreciation:
Investments	(525,191)
Net change in unrealized depreciation	(525,191)
Net Realized and Unrealized Loss	(835,569)
Net Decrease in Net Assets Resulting from Operations	$(684,731)

See accompanying notes to financial statements.

27

GraniteShares ETF Trust

Statements of Changes in Net Assets

	GraniteShares HIPS US High Income ETF
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018*
Operations:
Net investment income	$150,838	$151,063
Net realized gain (loss)	(310,378)	135,532
Net change in unrealized loss	(525,191)	(25,385)
Net Increase (Decrease) in Net Assets Resulting from Operations	(684,731)	261,210

Distributions to shareholders	(284,875)	(299,833)
Tax return of capital to shareholders	—	(87,167)
Total distributions to shareholders	(284,875)	(387,000)**

From share transactions:
Cost of shares redeemed	(821,410)	(2,581,936)

Total Decrease in net assets	(1,791,016)	(2,707,726)

Net Assets:
Beginning of period	7,785,992	10,493,718
End of period	$5,994,976	$7,785,992 ***

Changes in Shares Outstanding:
Shares outstanding, beginning of period	450,000	600,000
Shares sold	—	—
Shares redeemed	(50,000)	(150,000)
Shares outstanding, end of period	400,000	450,000

*	For the period December 1, 2017 to June 30, 2018.
**	Includes distributions from net investment income.
***	Includes distributions in excess of net investment income of $(267,756).

See accompanying notes to financial statements.

28

GraniteShares ETF Trust

Financial Highlights

	Six Months Ended December 31, 2018		Year Ended June 30,		Year Ended November 30,		For the Period from January 6, 2015* to November
GraniteShares HIPS US High Income ETF	(Unaudited)		2018(a)		2017	2016	30, 2015
Operating Performance:
Net asset value, beginning of year/period	$17.30		$17.49		$17.41	$16.54	$20.00
Net investment income(b)	0.34		0.29		0.57	0.74	0.63
Distributions of net realized gains from investments in other investment companies	–	(d)	–	(d)	–	–	–
Net realized and unrealized gain (loss)(c)	(2.00)		0.27		0.80	1.42	(3.01)
Total gain (loss) from investment operations	(1.66)		0.56		1.37	2.16	(2.38)
Less distributions from:
Net investment income	(0.65)		(0.58)		(0.48)	(0.85)	(0.59)
Tax return of capital to shareholders	—		(0.17)		(0.81)	(0.44)	(0.49)
Total distributions	(0.65)		(0.75)		(1.29)	(1.29)	(1.08)
Net asset value, end of year/period	$14.99		$17.30		$17.49	$17.41	$16.54
Total Return(e)	(10.01	)%(f)	3.38	%(f)	7.87%	14.02%	(12.39	)%(f)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year/period (in 000’s)	$5,995		$7,786		$10,494	$6,966	$4,962
Ratio of net investment income to average net assets	3.96	%(g)	2.92	%(g)	3.18%	4.49%	3.72	%(g)
Ratio of investment income (loss) excluding tax expense to average net assets	3.96	%(g)	2.92	%(g)	3.18%	4.50%	3.72	%(g)
Ratio of operating expenses before waivers/reimbursements	0.76	%(g)	0.98	%(g)	0.75%	0.76%	0.75	%(g)
Ratio of net operating expenses net of waivers/reimbursements	0.70	%(g)	0.70	%(g)	0.75%	0.75%	0.75	%(g)
Portfolio turnover rate	28	%(f)	33	%(f)	88%	54%	23	%(f)

*	Commencement of operations.
(a)	For the period December 1, 2017 to June 30, 2018.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	Amount represents less than $0.005 per share.
(e)	Total return would have been lower if certain fees had not been reimbursed by the Advisor.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

29

GraniteShares ETF Trust

Notes to Financial Statements

December 31, 2018 (unaudited)

1. ORGANIZATION

GraniteShares HIPS US High Income ETF (the “Fund”) is a diversified series of GraniteShares ETF Trust (the “Trust”), an open-end management investment company consisting of three investment series, organized as a Delaware statutory trust on November 7, 2016. The remaining Funds in the Trust is presented separately. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the “Index”). The Fund commenced operations on January 6, 2015.

On December 13, 2017, the shareholders of the Master Income ETF (the “Reorganizing Fund”), a series of the ETF Series Solutions, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Reorganizing Fund to the GraniteShares ETF Trust. The GraniteShares HIPS US High Income ETF, a new series of the Trust, assumed the financial and performance history of the Master Income ETF. The tax-free merger took place on December 15, 2017.

The Fund’s fiscal year was changed to June 30. As a result, the Fund had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end November 30, 2017 and June 30, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions received from the Fund’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

30

GraniteShares ETF Trust

Notes to Financial Statements (continued)

December 31, 2018 (unaudited)

3. SECURITIES VALUATION

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in closed-end funds are valued at closing quoted sale price or the official closing price of the day, respectively. Registered fund positions held by HIPS as at December 31, 2018 are represented by closed-ended (single class) registered funds.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

31

GraniteShares ETF Trust

Notes to Financial Statements (continued)

December 31, 2018 (unaudited)

The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2018 is disclosed at the end of the Fund’s Schedule of Investments.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC, the investment adviser to the Fund, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Fund with overall responsibility for the portfolio management of the Fund, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to 0.70% per annum of the average daily net assets of the Fund, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature; (ix) any fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to the Adviser under the Advisory Agreement.

During the period ended December 31, 2018, the Fund was reimbursed $14,960 through payments made from the Adviser.

GraniteShares Advisors LLC is the only related party involved with the operations of the Funds.

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Foreside Fund Services, LLC. (“Distributor”) serves as the Fund’s distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Fund; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

32

GraniteShares ETF Trust

Notes to Financial Statements (continued)

December 31, 2018 (unaudited)

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for the Fund is $750, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

During the period ended December 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $2,058,527 and $2,067,428, respectively.

During the period ended December 31, 2018, in-kind transactions associated with redemptions were $817,194.

8. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more than- likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$7,923,638	$176,078	$(376,316)	$(200,238)

9. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. Management expects this risk of loss due to be remote.

10. PRINCIPAL RISKS

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

33

GraniteShares ETF Trust

Notes to Financial Statements (continued)

December 31, 2018 (unaudited)

MLP Risk: MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Business Development Company (“BDC”) Risk: BDC’s may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDC’s are subject to management and other expenses, which will be indirectly paid by the Fund.

Investment Company Risk: The risks of investment in investment companies typically reflect the risks of the types of instruments in which the investment companies invest in. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Fund’s ability to achieve its investment objective.

Sector Risk: To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

11. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

34

GRANITESHARES ETF TRUST

Board Considerations Regarding Approval of Investment Advisory Agreement (unaudited)

GraniteShares Future of Batteries ETF

GraniteShares Junior Tech Mega Trends ETF

GraniteShares Internet Infrastructure ETF

GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust (each, a “Fund” and collectively, the “Funds”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On November 15, 2018, GraniteShares Advisors LLC (“GraniteShares” or the “Adviser”) was approved to serve as the investment adviser to GraniteShares Future of Batteries ETF, GraniteShares Junior Tech Mega Trends ETF and GraniteShares Internet Infrastructure ETF (each a “New Fund” and together, the “New Funds”), pursuant to Amendment No. 1, dated November 15, 2018, to the Amended and Restated Investment Advisory Agreement, dated August 17, 2018, between GraniteShares and the Trust (as amended, the “Advisory Agreement”).

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), GraniteShares provides a continuous program of investment management for each Fund and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund. GraniteShares will provide those same services to each of the New Funds.

The 1940 Act provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested person[s],” as defined by the 1940 Act, of the fund, cast in person at a meeting called for the purpose of considering such approval. At a meeting held in person on November 15, 2018 (the “November Meeting”), the Trustees who are not “interested persons” (collectively, the “Independent Trustees”) considered the approval of the Advisory Agreement with respect to each of the New Funds. As part of its review process, counsel to the Trust reviewed and discussed with the Independent Trustees various factors relevant to the consideration of the Advisory Agreement and the legal responsibilities of the Trustees related to such consideration. In this connection, the Independent Trustees also took into account their previous discussions with counsel regarding the foregoing. The Trustees, including the Independent Trustees, discussed the Advisory Agreement in light of the regulatory requirements and criteria and assessed information concerning each New Fund’s proposed investment advisory fee and expense structure, investment objective, index provider and index construction methodology, and peer funds and market opportunity, among other things.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of each of the New Funds to approve the Advisory Agreement for an initial term of two years from commencement of operations of each New Fund. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the November Meeting as well as information obtained through the Board’s accumulated experience overseeing the existing Funds. In this regard, the Board’s conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions and reports during the year.

Nature, Extent and Quality of Services to Be Provided by the Adviser: With respect to the nature, extent and quality of services to be provided by the Adviser for the New Funds, the Independent Trustees considered the functions to be performed by the Adviser for the New Funds and the nature and quality of services provided by GraniteShares in the past, including the firm’s management capabilities demonstrated with respect to the existing Funds. The Trustees considered the responsibilities to be assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each of the New Funds to track the performance of the applicable underlying index; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; and monitoring and coordinating the provision of services to the New Funds by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the compliance infrastructure, including the regular reports provided by the Trust’s Chief Compliance Officer regarding compliance procedures and practices.

35

The Board also noted the distinctive nature of the New Funds, as ETFs, which are constructed to track the performance of a defined index of securities, before fund fees and expenses. Therefore, each of the New Funds does not follow traditional methods of active management, which may involve the buying and selling of securities based upon analysis of economic and market factors. Rather, the Adviser employs a “passive management”—or indexing—investment approach to seek achieve each New Fund’s investment objective. In this connection, the Board considered the Adviser’s expected efforts to promote each of the New Funds and the Adviser’s prior experience in organizing, managing and overseeing ETFs and coordinating their operation and administration. The Board also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser, noting that the terms were consistent with the services provided for the existing Funds.

Based on the foregoing, the Board concluded that the Adviser and its personnel were qualified to serve each of the New Funds in such capacity, and that the nature, quality and extent of services proposed to be provided by the Adviser would be satisfactory and adequate for each of the New Funds.

Investment Performance: With respect to investment performance, the Board noted that each of the New Funds has no operating history. Consequently, the Board considered the investment objective and strategies of each of the New Funds and noted the following:

GraniteShares Future of Batteries ETF: The New Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Indxx Future of Batteries Index. The Indxx Index is designed to measure the performance of companies listed in developed and emerging markets which Indxx, LLC, the Index provider, sponsor and publisher (“Indxx”), has identified as being involved in the production of energy storage batteries and their components. To be eligible for inclusion in the Indxx Index, a company must have 1) a minimum market capitalization of $500 million, 2) have a minimum average daily trading volume over the past 6 months of $1 million, 3) have a minimum free float equivalent to 10% of shares outstanding, 4) be either a “battery producer” or a “battery metal miner” and 5) be either a “pure play” or “quasi play” company engaged in battery production or battery metal mining. A battery producer is a company engaged in the production and distribution of lithium-ion (Li-ion) batteries or other batteries which are used in energy utility applications. A battery metal miner is either: 1) a company engaged in the development, exploration and/or mining of lithium, cobalt, graphite, silicon, nickel and/or other similar metals or minerals; or 2) a company involved in the production and distribution of lithium-ion, cathode and anode materials and other battery-associated chemicals. The Indxx Index is a modified equal weight index with each of the two categories of companies—battery producers and battery metal miners—comprising 50% of the Index. In addition to the categorization of prospective Index constituents as battery producers or battery metal miners, Indxx also identifies companies—as a “pure play” or “quasi play” company—based on the percentage of revenues attributable to the battery producer or battery metal miner activities, with a cap on the weight of quasi-play companies included in the Index.

GraniteShares Junior Tech Mega Trends ETF: The New Fund seeks investment results that, before fees and expenses, correspond generally to the total return performance of the S-Network Junior Tech Mega Trends Index. The S-Network Index is designed to measure the performance of small-capitalization companies materially engaged in developing, providing or using disruptive technologies. Disruptive technologies are those that enter traditional markets with new digital forms of production and distribution, and seek to disrupt an existing market and value network or displace established market-leading firms, products and alliances, and increasingly gain market share. S-Network Global Indexes, Inc., the index provider, sponsor and publisher (“S-Network”), identifies companies from five business segments in which developing technologies could significantly impact—i.e., disrupt—the way that industrial and other operating companies, service providers, financial institutions, retail businesses and other organizations operate. The five business segments are defined as follows: 1) artificial intelligence: companies whose technologies are focused on automation of cognitive processes, such as speech recognition, deep learning and visual navigation; 2) cybersecurity: companies whose technologies protect computers, servers or networks against unauthorized access or attack; 3) financial technology: companies whose technologies support banking, investment and related services; 4) internet of things: companies whose technologies involve the internet of computing devices embedded in everyday objects; and 5) robotics: companies whose technologies are focused on automation of physical processes such as manufacturing, surgery and transportation. S-Network constructs the Index using a two-step process. Step 1 consists of determining the universe of potential Index constituents based on market capitalization and trading volume requirements. In Step 2, S-Network identifies companies from within that universe that are materially engaged in one or more of the five business segments noted above and, therefore, eligible for inclusion in the Index.

36

GraniteShares Internet Infrastructure ETF: The New Fund seeks investment results that, before fees and expenses, correspond generally to the total return performance of the Solactive Internet Infrastructure Index. The Solactive Index is designed to measure the performance of developing companies involved in internet traffic and associated data and data transfer, as well as those that are established network owners and operators. Index constituents will be identified from five sectors: 1) semiconductors, 2) hosting, storage and data centers, 3) network equipment and infrastructure, 4) internet network and 5) internet service providers (ISPs). Each sector is equally weighted with each stock equally weighted within each sector. The universe of potential Index constituents is narrowed based on market capitalization requirements within each sector.

In addition to the foregoing, the Board considered the Adviser’s plans for implementing each of the above-described Index strategies and its ability to manage each of the New Funds. The Board also considered the Adviser’s overall performance record in managing the existing Funds, as well as the portfolio managers’ expertise, and determined that the Adviser’s performance was expected to be acceptable.

Comparative Fees, Costs of Services to Be Provided and the Profits to Be Realized by the Adviser from Its Relationship with the New Funds: The Board noted that the proposed advisory fee for each New Fund is a unitary fee pursuant to which the Adviser assumes substantially all expenses of the Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each New Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act.) In this connection, the Board reviewed information provided in the meeting materials showing comparing each New Fund’s proposed unitary fee to peer funds identified by the Adviser and made the following observations:

GraniteShares Future of Batteries ETF: The proposed unitary fee of 70 basis points is below the unitary fee of each of its two peer ETFs—by five basis points and two basis points, respectively.

GraniteShares Junior Tech Mega Trends ETF: The proposed unitary fee of 70 basis points is four basis points below the weighted average management fee of the three peer ETFs that similarly offer exposure to multiple technology themes.

GraniteShares Internet Infrastructure ETF: The Board noted the Adviser’s statement that the New Fund had no direct competitors, with existing products purely focused on technology or traditional infrastructure, not both. The Adviser also explained that components of the New Fund’s Index could be found in very different products, such as high dividend ETFs that invest generally in network owners or operators, REIT ETFs that invest in data centers and technology ETFs that invest in semiconductors or network equipment providers. On the basis of the Adviser’s information, the Board considered the proposed unitary fee of 70 basis points relative to the foregoing and in comparison to the unitary fees in place for other thematic ETFs, including the other proposed New Funds.

The Board concluded that each New Fund’s proposed unitary fee was reasonable given the nature, extent and anticipated quality of the services expected to be provided under the Advisory Agreement.

With respect to the costs of advisory services to be provided and estimated level of profitability, the Trustees noted that the New Funds are newly organized and have no assets, and that they would have the opportunity in the future to periodically reexamine this matter.

Economies of Scale to Be Realized: With respect to economies of scale, the Board was of the view that New Funds benefit from economies of scale (if any) by virtue of a unitary fee arrangement set at a competitive level at each New Fund’s inception, that subsumes economies of scale in the fee itself. The Board also noted the start-up status of each of the New Funds.

Overall Conclusions

Based on the foregoing, the Trustees determined that the proposed advisory fee for each of the New Funds is fair and reasonable in light of the extent and anticipated quality of the services expected to be provided and the other benefits to be received and that the approval of the Advisory Agreement is in the best interest of each of the New Funds. In reaching this conclusion, no single factor was determinative or conclusive and each Trustee, in the exercise of his business judgment, may attribute different weights to different factors. At the November Meeting, the Board, including all of the Independent Trustees, approved the Advisory Agreement for an initial term of two years term of two years from commencement of operations with respect to each New Fund.

37

GraniteShares ETF Trust

Supplemental Information

Quarterly Portfolio Holdings Information

The Funds will be required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings will be available without charge on the SEC’s website at www.sec.gov. You will also be able obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-844-476-8747. This information will also be available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider the fund’s investment goals, risks, charges and expense before investing. A prospectus contains this and other important information. Please read carefully before investing.

Distributor, Foreside Fund Services, LLC

38

GraniteShares ETF Trust

205 Hudson Street, 7th Floor

New York, NY 10013

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	3/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	3/6/2019

* Print the name and title of each signing officer under his or her signature.